Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill.
Schedule of Goodwill

RMB
Balance as of January 1, 2019, December 31, 2019 and January 1, 2020	—
Additions	31,188
Balance as of December 31, 2020	31,188